RELATED PARTIES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands			6 Months Ended
	Jun. 01, 2023 $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 60		$ 3,121
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares			668	668
Accrued compensation costs			$ 200
Independent Director Four [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			100
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture | shares	167
Shares Issued, Price Per Share | $ / shares	$ 300
Independent Director Four [Member] | Stock Equivalent [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			50
Independent Director Four [Member] | Cash [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense			$ 50
Four Independent Directors [Member] | Cash [Member] | Arrears on Semi-annual Basis [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Noncash Expense		$ 25
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Maturity date, description			November 1, 2022 to November 1, 2025	November 1, 2022 to November 1, 2025
Interest rate			3.915%
Default principal rate			5.0895%
Interest expense			$ 4,449		3,871
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Maturity date, description			August 1, 2024	August 1, 2024
Interest rate			4.90%
Interest expense			$ 94	¥ 678	$ 112	¥ 779
Other payable